Document and Entity Information	Sep. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	May 02, 2016
Prospectus Date	Jan. 31, 2016